Property, plant and equipment - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment			$ 69,982
Depreciation, right-of-use assets			225
Additions			331,481
S19jPros sold after held for sale classification			25,353
Gain on warranty	$ 0	$ 0	920	$ 0
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment			58,074
Depreciation of disposals			15,330
Additions			75,165
S19jPros sold after held for sale classification			$ 25,320
Mining Assets, Bitmain T21 Miners
Disclosure of detailed information about property, plant and equipment [line items]
Hashrate operating capacity of Bitmain miners			1.8
Additions			$ 25,204
S19jPros sold after held for sale classification			24,284
Gain on warranty			$ 920